Annual Total Returns (Bar Chart) (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Annual Total Returns
2001	(12.33%)
2002	(24.52%)
2003	30.34%
2004	12.05%
2005	11.65%
2006	7.73%
2007	(0.92%)
2008	(19.36%)
2009	19.31%
2010	47.43%